Summary - Invesco Global Equity Fund Class A,B,C,R,Y | Invesco Global Equity Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Equity Fund

Effective March 1, 2012, Invesco Global Equity Fund will change its name to Invesco Global Quantitative Core Fund.

Effective March 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests primarily in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.”